Convertible preferred shares (Details) ¥ in Thousands	1 Months Ended								2 Months Ended	9 Months Ended	12 Months Ended							15 Months Ended	17 Months Ended	29 Months Ended
	May 31, 2015 $ / shares	Feb. 28, 2015 $ / shares	Jul. 31, 2014 $ / shares	Apr. 30, 2014 $ / shares	Jan. 31, 2014 $ / shares	May 31, 2013 $ / shares	Apr. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Jan. 31, 2015 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Oct. 31, 2017 $ / shares	Aug. 31, 2017 $ / shares	Aug. 31, 2019 $ / shares	Jun. 30, 2021 shares
Temporary Equity [Line Items]
Total number of shares issued													816,245,752	816,245,752	816,287,809	816,287,809	805,979,968
Non-cumulative dividends rate												8.00%
Dividends on preferred shares declared | $ / shares											$ 0		$ 0		$ 0
Dividends on ordinary shares declared | $ / shares											$ 0		$ 0		$ 0
Beneficial conversion feature attributable to the preferred shares | ¥												¥ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												816,245,752		816,287,809		805,979,968
Balance, beginning of year | ¥												¥ 189,838,979		¥ 189,847,244		¥ 186,278,055
Conversion of preferred shares to ordinary shares (in shares)												(816,245,752)
Conversion of preferred shares to ordinary shares | ¥												¥ (189,838,979)
Balance, end of year (in shares)														816,245,752		816,287,809	805,979,968
Balance, end of year | ¥														¥ 189,838,979		¥ 189,847,244	¥ 186,278,055
Deemed dividend resulting from repurchases of preferred shares | ¥												¥ 0		¥ 872
Ordinary shares
Temporary Equity [Line Items]
Voting right for each share												1
Series A-1 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.3970
Total number of shares issued											0	0	12,180,250	12,180,250							12,180,250
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%	140.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												12,180,250
Balance, beginning of year | ¥												¥ 851,990
Balance, end of year (in shares)												0		12,180,250
Balance, end of year | ¥														¥ 851,990
Series A-2 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.4423
Total number of shares issued											0	0	9,145,501	9,145,501							9,145,501
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%	140.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												9,145,501
Balance, beginning of year | ¥												¥ 641,634
Balance, end of year (in shares)												0		9,145,501
Balance, end of year | ¥														¥ 641,634
Series A-3 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.4423
Total number of shares issued											0	0	10,668,684	10,668,684							10,668,684
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%	140.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												10,668,684
Balance, beginning of year | ¥												¥ 748,498
Balance, end of year (in shares)												0		10,668,684
Balance, end of year | ¥														¥ 748,498
Series A-4 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.6866
Total number of shares issued											0	0	31,230,930	31,230,930							33,711,135
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												31,230,930
Balance, beginning of year | ¥												¥ 2,237,896
Balance, end of year (in shares)												0		31,230,930
Balance, end of year | ¥														¥ 2,237,896
Series A-5 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 12.0325
Total number of shares issued											0	0	21,161,516	21,161,516							21,161,516
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												21,161,516
Balance, beginning of year | ¥												¥ 1,561,239
Balance, end of year (in shares)												0		21,161,516
Balance, end of year | ¥														¥ 1,561,239
Series A-6 convertible preferred shares
Temporary Equity [Line Items]
Issuance date		February 2015
Issuance price per share | $ / shares		$ 12.7193
Total number of shares issued											0	0	37,347,909	37,347,909							41,028,543
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												37,347,909
Balance, beginning of year | ¥												¥ 2,912,703
Balance, end of year (in shares)												0		37,347,909
Balance, end of year | ¥														¥ 2,912,703
Series A-7 convertible preferred shares
Temporary Equity [Line Items]
Issuance date								March 2013
Issuance price per share | $ / shares								$ 0.0080
Total number of shares issued											0	0	20,000,000	20,000,000							20,000,000
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												20,000,000
Balance, beginning of year | ¥												¥ 1,399,356
Balance, end of year (in shares)												0		20,000,000
Balance, end of year | ¥														¥ 1,399,356
Series A-8 convertible preferred shares
Temporary Equity [Line Items]
Issuance date							April 2013
Issuance price per share | $ / shares							$ 0.1600
Total number of shares issued											0	0	17,379,861	17,379,861							12,500,000
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												17,379,861
Balance, beginning of year | ¥												¥ 1,216,500
Balance, end of year (in shares)												0		17,379,861
Balance, end of year | ¥														¥ 1,216,500
Series A-9 convertible preferred shares
Temporary Equity [Line Items]
Issuance date						May 2013
Issuance price per share | $ / shares						$ 0.9600
Total number of shares issued											0	0	4,868,156	4,868,156							3,125,000
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												4,868,156
Balance, beginning of year | ¥												¥ 340,933
Balance, end of year (in shares)												0		4,868,156
Balance, end of year | ¥														¥ 340,933
Series A-10 convertible preferred shares
Temporary Equity [Line Items]
Issuance date						May 2013
Issuance price per share | $ / shares						$ 0.9600
Total number of shares issued											0	0	24,340,774	24,340,774							15,625,000
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												24,340,774
Balance, beginning of year | ¥												¥ 1,710,976
Balance, end of year (in shares)												0		24,340,774
Balance, end of year | ¥														¥ 1,710,976
Series A-11 convertible preferred shares
Temporary Equity [Line Items]
Issuance date					January 2014
Issuance price per share | $ / shares					$ 2.9160
Total number of shares issued											0	0	24,857,612	24,857,612							21,654,327	[1]
Shares issued upon the exercise of the warrant																	4,507,550
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												24,857,612
Balance, beginning of year | ¥												¥ 2,749,110
Balance, end of year (in shares)												0		24,857,612
Balance, end of year | ¥														¥ 2,749,110
Series A-12 convertible preferred shares
Temporary Equity [Line Items]
Issuance date					January 2014
Issuance price per share | $ / shares					$ 3.2400
Total number of shares issued											0	0	12,785,758	12,785,758							10,956,791
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												12,785,758
Balance, beginning of year | ¥												¥ 907,676
Balance, end of year (in shares)												0		12,785,758
Balance, end of year | ¥														¥ 907,676
Series A-13 convertible preferred shares
Temporary Equity [Line Items]
Issuance date				April 2014
Issuance price per share | $ / shares				$ 3.8250
Total number of shares issued											0	0	20,915,034	20,915,034							20,915,034
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												20,915,034
Balance, beginning of year | ¥												¥ 1,506,907
Balance, end of year (in shares)												0		20,915,034
Balance, end of year | ¥														¥ 1,506,907
Series A-14 convertible preferred shares
Temporary Equity [Line Items]
Issuance date			July 2014
Issuance price per share | $ / shares			$ 7.3125
Total number of shares issued											0	0	17,777,778	17,777,778							17,777,778
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												17,777,778
Balance, beginning of year | ¥												¥ 1,316,637
Balance, end of year (in shares)												0		17,777,778
Balance, end of year | ¥														¥ 1,316,637
Series A-15 convertible preferred shares
Temporary Equity [Line Items]
Issuance date									December 2014 to January 2015
Issuance price per share | $ / shares									$ 12.2727
Total number of shares issued											0	0	50,668,208	50,668,208							54,592,596
Conversion ratio of preferred shares to ordinary shares											1	1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												50,668,208
Balance, beginning of year | ¥												¥ 3,876,873
Balance, end of year (in shares)												0		50,668,208
Balance, end of year | ¥														¥ 3,876,873
Series A-16 convertible preferred shares
Temporary Equity [Line Items]
Issuance date	May 2015
Issuance price per share | $ / shares	$ 18.9705
Total number of shares issued											0	0	12,756,674	12,756,674							12,756,674
Conversion ratio of preferred shares to ordinary shares											1	1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%	75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												12,756,674
Balance, beginning of year | ¥												¥ 1,476,708
Balance, end of year (in shares)												0		12,756,674
Balance, end of year | ¥														¥ 1,476,708
Series A-17 convertible preferred shares
Temporary Equity [Line Items]
Issuance date										July 2015 to March 2016
Issuance price per share | $ / shares										$ 27.4262
Total number of shares issued											0	0	105,526,193	105,526,193							116,312,175
Conversion ratio of preferred shares to ordinary shares											0	0
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%	75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												105,526,193
Balance, beginning of year | ¥												¥ 18,054,207
Repurchase of convertible preferred shares (in shares)														(29,842)
Repurchase of convertible preferred shares | ¥														¥ (5,198)
Balance, end of year (in shares)												0		105,526,193
Balance, end of year | ¥														¥ 18,054,207
Series A-18 convertible preferred shares
Temporary Equity [Line Items]
Issuance date																			April 2016 to August 2017
Issuance price per share | $ / shares																			$ 38.2271
Total number of shares issued											0	0	111,420,744	111,420,744							111,432,959
Conversion ratio of preferred shares to ordinary shares											1	1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%	75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												111,420,744
Balance, beginning of year | ¥												¥ 27,795,281
Repurchase of convertible preferred shares (in shares)														(12,215)
Repurchase of convertible preferred shares | ¥														¥ (3,067)
Balance, end of year (in shares)												0		111,420,744
Balance, end of year | ¥														¥ 27,795,281
Series B-1 convertible preferred shares
Temporary Equity [Line Items]
Issuance date																		August 2016 to October 2017
Issuance price per share | $ / shares																		$ 119.0705
Total number of shares issued											0	0	58,530,879	58,530,879							58,530,879
Conversion ratio of preferred shares to ordinary shares											3	3
Conversion ratio in event of extraordinary corporate transaction											3	3
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Voting right for each share												0.33
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												58,530,879
Balance, beginning of year | ¥												¥ 46,190,436
Balance, end of year (in shares)												0		58,530,879
Balance, end of year | ¥														¥ 46,190,436
Series B-2 convertible preferred shares
Temporary Equity [Line Items]
Issuance date																				April 2017 to August 2019
Issuance price per share | $ / shares																				$ 50.9321
Total number of shares issued											0	0	212,683,291	212,683,291							212,683,291
Conversion ratio of preferred shares to ordinary shares											1	1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%	75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%	100.00%
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year (in shares)												212,683,291
Balance, beginning of year | ¥												¥ 72,343,419
Issuance of convertible preferred shares, net of issuance costs (in shares)																10,307,841
Issuance of convertible preferred shares, net of issuance costs | ¥																¥ 3,569,189
Balance, end of year (in shares)												0		212,683,291
Balance, end of year | ¥														¥ 72,343,419

[1]	Including 4,507,550 Series A-11 preferred shares legally issued in 2018 upon the exercise of the warrant.